Net exchange rate gains/(losses) - Schedule of Net Exchange Rate Gains (Losses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Net realised gains/(losses) on derivative instruments	€ 18	€ (196)	€ 1,251
Net realised gains/(losses) on trade receivables and payables	(1,004)	424	(422)
Total net realised gains/(losses) (a)	(986)	228	829
Net unrealised gains/(losses) on derivative instruments	299	(438)	(746)
Net unrealised gains/(losses) on trade receivables and payables	(218)	1,006	142
Net unrealised gains/(losses) on non-monetary assets	(1,328)	(242)	(369)
Total net unrealised gains/(losses) (b)	(1,247)	326	(973)
Total realised and unrealised exchange rate gains/(losses) (a+b)	€ (2,233)	€ 554	€ (144)